CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Cash and banks (1)	R$ 103,541	R$ 191,975
Short-term investments (2)	6,344,942	5,570,106
Total	6,448,483	5,762,081	R$ 3,393,377	R$ 3,381,328
Cash and cash equivalents	R$ 66,682	R$ 47,313
Proportion of average remuneration of short-term investments corresponded to CDI	100.17%	100.39%
Telefonica Global Technology
Disclosure of transactions between related parties [line items]
Cash and cash equivalents	R$ 66,682	R$ 47,313